EQUITY (Details 2) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Shares at the beginning of the year	807,419,692	807,707,162	811,759,800
Purchase of treasury shares		(1,232,300)	(4,836,000)
Issue of shares on 02.01.22	270,000,000
Delivery of restricted shares	697,157	944,830	783,362
Shares at the end of the year	1,078,116,849	807,419,692	807,707,162